SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenues	$ 176,030	$ 164,304	$ 144,958
Expenses	154,596	143,578	125,831
Segment operating income (loss)	21,434	20,726	19,127
Depreciation and amortization	9,885	8,594	8,380
Software Services [Member]
Segment Reporting Information [Line Items]
Total revenues	67,271	69,861	67,453
Expenses	52,963	54,464	53,164
Segment operating income (loss)	14,308	15,397	14,289
Depreciation and amortization	6,562	6,065	5,917
IT Professional Services [Member]
Segment Reporting Information [Line Items]
Total revenues	108,759	94,443	77,505
Expenses	98,384	84,873	68,846
Segment operating income (loss)	10,375	9,570	8,659
Depreciation and amortization	3,042	2,263	2,210
Unallocated Expense [Member]
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Expenses	3,249	4,241	3,821
Segment operating income (loss)	(3,249)	(4,241)	(3,821)
Depreciation and amortization	$ 281	$ 266	$ 253